Employee Retirement Plans (Tables)	12 Months Ended
Sep. 30, 2018
Retirement Benefits [Abstract]
Change in Pension Benefits and Other Postretirement Benefits Obligations
The following table provides a reconciliation of the projected benefit obligations (“PBOs”) of the U.S. Pension Plan and the UGI International pension plans, the accumulated benefit obligations (“ABOs”) of our other postretirement benefit plans, plan assets, and the funded status of pension and other postretirement plans as of September 30, 2018 and 2017. ABO is the present value of benefits earned to date with benefits based upon current compensation levels. PBO is ABO increased to reflect estimated future compensation.

	Pension Benefits		Other Postretirement Benefits
	2018	2017	2018	2017
Change in benefit obligations:
Benefit obligations — beginning of year	$697.8	$707.7	$27.0	$30.9
Service cost	11.2	11.9	0.5	1.0
Interest cost	26.3	25.0	0.8	0.8
Actuarial gain	(37.0)	(19.6)	(2.1)	(4.8)
Plan amendments	—	1.2	(5.8)	—
Curtailment	(0.6)	(3.6)	(0.1)	(0.4)
Foreign currency	(1.0)	2.9	—	0.4
Benefits paid	(27.5)	(27.7)	(1.0)	(0.9)
Benefit obligations — end of year	$669.2	$697.8	$19.3	$27.0
Change in plan assets:
Fair value of plan assets — beginning of year	$529.2	$493.7	$14.8	$13.7
Actual gain on plan assets	44.9	47.0	0.9	1.3
Foreign currency	(0.6)	1.6	—	—
Employer contributions	16.2	14.6	0.4	0.6
Benefits paid	(26.4)	(27.7)	(0.8)	(0.8)
Fair value of plan assets — end of year	$563.3	$529.2	$15.3	$14.8
Funded status of the plans — end of year	$(105.9)	$(168.6)	$(4.0)	$(12.2)
Assets (liabilities) recorded in the balance sheet:
Assets in excess of liabilities — included in other noncurrent assets	$—	$—	$6.7	$5.4
Unfunded liabilities — included in other noncurrent liabilities	(105.9)	(168.6)	(10.7)	(17.6)
Net amount recognized	$(105.9)	$(168.6)	$(4.0)	$(12.2)
Amounts recorded in UGI Corporation stockholders’ equity (pre-tax):
Prior service cost (benefit)	$0.6	$0.7	$(1.3)	$(1.5)
Net actuarial loss (gain)	14.0	21.3	(0.4)	(0.6)
Total	$14.6	$22.0	$(1.7)	$(2.1)
Amounts recorded in regulatory assets and liabilities (pre-tax):
Prior service cost (benefit)	$0.7	$1.0	$(1.2)	$(1.6)
Net actuarial loss (gain)	85.7	139.5	(0.1)	1.2
Total	$86.4	$140.5	$(1.3)	$(0.4)

Actuarial Assumptions for Domestic Plans
The expected rate of return on assets assumption is based on current and expected asset allocations as well as historical and expected returns on various categories of plan assets (as further described below).

	Pension Plan			Other Postretirement Benefits
	2018	2017	2016	2018	2017	2016
Weighted-average assumptions:
Discount rate – benefit obligations	4.40%	4.00%	3.80%	4.40%	4.00%	3.80%
Discount rate – benefit cost	4.00%	3.80%	4.60%	4.00%	3.80%	4.70%
Expected return on plan assets	7.40%	7.50%	7.55%	5.00%	5.00%	5.00%
Rate of increase in salary levels	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%

Net Periodic Pension Expense and Other Postretirement Benefit Costs
Net periodic pension cost and other postretirement benefit cost include the following components:

	Pension Benefits			Other Postretirement Benefits
	2018	2017	2016	2018	2017	2016
Service cost	$11.2	$11.9	$10.1	$0.5	$1.0	$0.7
Interest cost	26.3	25.0	26.8	0.8	0.8	0.9
Expected return on assets	(35.0)	(33.6)	(32.4)	(0.7)	(0.7)	(0.6)
Curtailment gain	(0.2)	(1.4)	(1.2)	—	—	—
Amortization of:
Prior service cost (benefit)	0.3	0.3	0.3	(6.3)	(0.6)	(0.6)
Actuarial loss (gain)	13.4	16.7	10.9	(0.1)	0.3	—
Net benefit cost	16.0	18.9	14.5	(5.8)	0.8	0.4
Change in associated regulatory liabilities	—	—	—	(0.5)	(0.5)	1.0
Net benefit cost after change in regulatory liabilities	$16.0	$18.9	$14.5	$(6.3)	$0.3	$1.4

Expected Payments for Pension Benefits and Other Postretirement Welfare Benefits
Expected payments for pension and other postretirement welfare benefits are as follows:

	Pension Benefits	Other Postretirement Benefits
Fiscal 2019	$30.6	$1.0
Fiscal 2020	$31.1	$0.9
Fiscal 2021	$33.2	$0.9
Fiscal 2022	$39.0	$0.9
Fiscal 2023	$40.4	$0.9
Fiscal 2024 - 2028	$201.4	$4.7

Schedule of Health Care Cost Trend Rates
The assumed domestic health care cost trend rates at September 30 are as follows:

	2018	2017
Health care cost trend rate assumed for next year	6.75%	7.00%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	5.0%	5.0%
Fiscal year that the rate reaches the ultimate trend rate	2026	2026

Pension Plans
The targets, target ranges and actual allocations for the U.S. Pension Plan and VEBA trust assets at September 30 are as follows:
U.S. Pension Plan

	Actual		Target Asset Allocation	Permitted Range
	2018	2017
Equity investments:
Domestic	58.2%	55.2%	52.5%	40.0% – 65.0%
International	11.8%	12.4%	12.5%	7.5% – 17.5%
Total	70.0%	67.6%	65.0%	60.0% – 70.0%
Fixed income funds & cash equivalents	30.0%	32.4%	35.0%	30.0% – 40.0%
Total	100.0%	100.0%	100.0%

VEBA

	Actual		Target Asset Allocation	Permitted Range
	2018	2017
Domestic equity investments	65.6%	63.1%	65.0%	60.0% – 70.0%
Fixed income funds & cash equivalents	34.4%	36.9%	35.0%	30.0% – 40.0%
Total	100.0%	100.0%	100.0%

Fair Value of U.S. Pension Plan and VEBA Trust Assets
The fair values of the U.S. Pension Plan and VEBA trust assets by asset class and level within the fair value hierarchy, as described in Note 2, as of September 30, 2018 and 2017 are as follows:

	U.S. Pension Plan
	Level 1	Level 2	Level 3	Other(a)	Total
September 30, 2018:
Domestic equity investments:
S&P 500 Index equity mutual funds	$188.4	$—	$—	$—	$188.4
Small and midcap equity mutual funds	75.7	—	—	—	75.7
UGI Corporation Common Stock	45.2	—	—	—	45.2
Total domestic equity investments	309.3	—	—	—	309.3
International index equity mutual funds	62.9	—	—	—	62.9
Fixed income investments:
Bond index mutual funds	154.3	—	—	—	154.3
Cash equivalents	—	—	—	5.2	5.2
Total fixed income investments	154.3	—	—	5.2	159.5
Total	$526.5	$—	$—	$5.2	$531.7
September 30, 2017:
Domestic equity investments:
S&P 500 Index equity mutual funds	$171.6	$—	$—	$—	$171.6
Small and midcap equity mutual funds	65.2	—	—	—	65.2
UGI Corporation Common Stock	38.1	—	—	—	38.1
Total domestic equity investments	274.9	—	—	—	274.9
International index equity mutual funds	61.6	—	—	—	61.6
Fixed income investments:
Bond index mutual funds	156.2	—	—	—	156.2
Cash equivalents	—	—	—	5.3	5.3
Total fixed income investments	156.2	—	—	5.3	161.5
Total	$492.7	$—	$—	$5.3	$498.0

	VEBA
	Level 1	Level 2	Level 3	Other (a)	Total
September 30, 2018:
S&P 500 Index equity mutual fund	$10.1	$—	$—	$—	$10.1
Bond index mutual fund	4.9	—	—	—	4.9
Cash equivalents	—	—	—	0.3	0.3
Total	$15.0	$—	$—	$0.3	$15.3

September 30, 2017:
S&P 500 Index equity mutual fund	$9.3	$—	$—	$—	$9.3
Bond index mutual fund	5.1	—	—	—	5.1
Cash equivalents	—	—	—	0.4	0.4
Total	$14.4	$—	$—	$0.4	$14.8

(a)	Assets measured at net asset value (“NAV”) and therefore excluded from the fair value hierarchy.